Assets and Liabilities Held for Sale - Narrative (Details) € in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2021 EUR (€)	Dec. 31, 2021 EUR (€) country facility
Disclosure of assets and liabilities classified as held for sale [Line Items]
Reclassification adjustments on exchange differences on translation of foreign operations, net of tax | €		€ 99
Disposal Groups Held for Sale | ekaterra
Disclosure of assets and liabilities classified as held for sale [Line Items]
Consideration received | €	€ 4,500
Number of production factories | facility		11
Number of countries with production factories | country		4
Number of countries with tea estates | country		3